UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eric D. Hovde

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-14870


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eric D. Hovde
Title:  Individually
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Eric D. Hovde                  Washington, DC                     2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-10714        Hovde Capital Advisors LLC
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $        4,225
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14900             Jason Swanson
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGREE REALTY CORP            COM              008492100      670   25,000 SH       DEFINED    1         25,000      0    0
AMERISERV FINL INC           COM              03074A102      117   39,000 SH       DEFINED    1         39,000      0    0
ANNALY CAP MGMT INC          COM              035710409      456   32,500 SH       DEFINED    1         32,500      0    0
ANWORTH MORTGAGE ASSET CP    COM              037347101      867  150,000 SH       DEFINED    1        150,000      0    0
ASSOCIATED ESTATES RLTY CORP COM              045604105      403   25,000 SH       DEFINED    1         25,000      0    0
COMMUNITY PARTNERS BANCORP   COM              204018105      126   22,550 SH       DEFINED    1         22,550      0    0
FIRST POTOMAC RLTY TR        COM              33610F109      464   37,500 SH       DEFINED    1         37,500      0    0
MFA FINANCIAL INC            COM              55272X102      487   60,000 SH       DEFINED    1         60,000      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347B201      635   10,000 SH       DEFINED    1         10,000      0    0


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